FINANCIAL INSTRUMENTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	R$ (672,280)	R$ (341,269)
Income tax and social contribution on cash flow hedge accounting	228,575	116,031
Fair Value of cash flow accounting - Platts, net	(443,705)	R$ (225,238)
Movement [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	(1,121,940)
Income tax and social contribution on cash flow hedge accounting	381,460
Fair Value of cash flow accounting - Platts, net	(740,480)
Realization [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	790,929
Income tax and social contribution on cash flow hedge accounting	(268,916)
Fair Value of cash flow accounting - Platts, net	R$ 522,013